Investments and Derivative Instruments (Maximum Exposure to VIEs) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Variable Interest Entities Primary Beneficiary
Total Liabilities	$ 35	[1]	$ 111	[1]
Variable Interest Entity Assets Included in Limited Partnerships and Other Alternative Investments	4		6
Consolidated VIEs [Member]
Variable Interest Entities Primary Beneficiary
Total Assets	150		227
Maximum Exposure to Loss	121	[2]	120	[2]
Collateralized Debt Obligations [Member] | Consolidated VIEs [Member]
Variable Interest Entities Primary Beneficiary
Total Assets	12	[3]	89	[3]
Total Liabilities	13	[1],[3]	88	[1],[3]
Maximum Exposure to Loss	0	[2],[3]	7	[2],[3]
Investment Fund [Member] | Consolidated VIEs [Member]
Variable Interest Entities Primary Beneficiary
Total Assets	134	[4]	132	[4]
Total Liabilities	20	[1],[4]	20	[1],[4]
Maximum Exposure to Loss	119	[2],[4]	110	[2],[4]
Limited partnerships [Member] | Consolidated VIEs [Member]
Variable Interest Entities Primary Beneficiary
Total Liabilities	2	[1]	3	[1]
Maximum Exposure to Loss	$ 2	[2]	$ 3	[2]

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.
[2]	The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company’s investment.
[3]	Total assets included in fixed maturities, AFS in the Company’s Consolidated Balance Sheets.
[4]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjhjYzdkNmIxNGY0MTQ5ZjU5NDY5NjJkMzY4ZDFiOWMyfFRleHRTZWxlY3Rpb246NjhBNUIyNTJGMjFDRTk2M0Q5MjI3Nzc1M0ZBNTRBOTIM}